Nature of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business

Note 1: Nature of Business

MEMBERS Life Insurance Company (“MLIC” or the “Company”) is a life and health insurance stock company organized under the laws of Iowa and a wholly-owned subsidiary of CUNA Mutual Investment Corporation (“CMIC”). CMIC is organized under the laws of Wisconsin and is a wholly-owned subsidiary of CMFG Life Insurance Company (“CMFG Life”), an Iowa life insurance company. CMFG Life and its affiliated companies primarily sell insurance and other products to credit unions and their members. The Company’s ultimate parent is CUNA Mutual Holding Company (“CMHC”), a mutual insurance holding company organized under the laws of Iowa. MLIC began selling flexible premium deferred variable and index linked annuity contracts in 2016 and single premium deferred index annuity contracts in 2013. Both products are sold to consumers, including credit union members, through the face-to-face distribution channel. Prior to 2013, MLIC did not actively market new business; it primarily serviced existing blocks of individual and group life policies. See Note 7, Reinsurance, for information on the Company’s reinsurance agreements.

MLIC is authorized to sell life, health and annuity policies in all states in the U.S. and the District of Columbia, except New York.

As discussed in Note 6, CMFG Life provides significant services required in the conduct of the Company’s operations. Management believes allocations of expenses are reasonable, but the results of the Company’s operations may have materially differed from the results reflected in the accompanying financial statements if the Company did not have this relationship.

Note 1: Nature of Business

MEMBERS Life Insurance Company (“MLIC” or the “Company”) is a life and health insurance stock company organized under the laws of Iowa and a wholly-owned subsidiary of CUNA Mutual Investment Corporation (“CMIC”). CMIC is organized under the laws of Wisconsin and is a wholly-owned subsidiary of CMFG Life Insurance Company (“CMFG Life”), an Iowa life insurance company. CMFG Life and its affiliated companies primarily sell insurance and other products to credit unions and their members. The Company’s ultimate parent is CUNA Mutual Holding Company (“CMHC”), a mutual insurance holding company organized under the laws of Iowa. MLIC began selling flexible premium variable and index linked deferred annuity contracts in 2016 and single premium deferred index annuity contracts in 2013. Both products are sold to consumers, including credit union members, through the face-to-face distribution channel. Prior to 2013, MLIC did not actively market new business; it primarily serviced existing blocks of individual and group life policies. See Note 7, Reinsurance, for information on the Company’s reinsurance agreements.

MLIC is authorized to sell life, health and annuity policies in all states in the U.S. and the District of Columbia, except New York. The following table identifies states with premiums greater than 5% of total direct premium and states with deposits on annuity contracts greater than 5% of total deposits:

				Deposits on
	Direct Life and Health Premium			Annuity Contracts

	2018	2017	2016	2018	2017	2016

Michigan	62%	62%	63%	7%	9%	6%
Texas	24	24	23	*	5	8
California	5	5	6	*	6	7
Pennsylvania	*	*	*	8	8	6
Iowa	*	*	*	6	7	6
Florida	*	*	*	6	*	*
Indiana	*	*	*	5	6	7
Wisconsin	*	*	*	5	6	6
Washington	*	*	*	*	*	5

*Less than 5%.

No other state represents more than 5% of the Company’s premiums or deposits for any year in the three years ended December 31, 2018.

As discussed in Note 6, CMFG Life provides significant services required in the conduct of the Company’s operations. Management believes allocations of expenses are reasonable, but the results of the Company’s operations may have materially differed from the results reflected in the accompanying financial statements if the Company did not have this relationship.